Label	Element	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Government [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%